Insurance Receivable and Impairment - Schedule of Insurance Receivable on Fleet (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015
Leases Disclosure [Line Items]
Estimated unrecoverable containers, net of insurance deductible			$ 3,592
Accounts receivable coverage by insurance		$ 2,592
Insurance proceeds received		8,250
Insurance receivable		1,007	$ 1,321	$ 11,436
Bankrupt Customer
Leases Disclosure [Line Items]
Estimated unrecoverable containers, net of insurance deductible	$ 50,479	20,162
Recovery costs	32,067	19,159
Accounts receivable coverage by insurance	(50,479)	2,592
Reassessment associated with its estimate of unrecoverable containers to actualamount of loss commensurate with the insurance claim filing	(7,592)
Insurance receivable	15,909	41,913
Insolvency Customer
Leases Disclosure [Line Items]
Recovery costs	200	768
Lost lease rental income		239
Wrote off of remaining balance of insurance receivable per final insurance proceeds received		(1,321)
Insurance proceeds received		(8,250)
Allocation adjustment on insurance receivable per final insurance proceeds received	720
Final insurance proceeds received	(3,592)
Insurance receivable	$ 720	$ 2,872		$ 11,436